OTHER ACCOUNTS RECEIVABLES	12 Months Ended
Dec. 31, 2018
Disclosure of other accounts receivables [Abstract]
OTHER ACCOUNTS RECEIVABLES
Note 8: -	Other accounts Receivables

	December 31,
	2018	2017
	U.S. Dollars in thousands

Materials for clinical trials and inventory designated for R&D activities	$399	$635
Prepaid expenses	1,086	822
Government authorities	1,552	563
Accrued interest	66	66
Accrued income	193	33
Other	12	13

	$3,308	$2,132